Net Loss per Share - Narrative (Details)	6 Months Ended				0 Months Ended
	Jul. 14, 2014 Employee Stock Option	Jul. 15, 2013 Employee Stock Option	Jul. 14, 2014 Restricted Stock Units (RSUs)	Jul. 15, 2013 Restricted Stock Units (RSUs)	Apr. 16, 2014 Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock split, conversion ratio					125,614.14
Antidilutive securities excluded from computation of earnings per share	351,975	0	5,074	0